3. PROPERTY AND EQUIPMENT (December 2016 Note) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cost	$ 905,923	$ 977,420
Accumulated Depreciation	30,446	26,239
Net Book Value	875,477	6,573
Computer & Office Equipment [Member]
Cost	13,751	13,751
Accumulated Depreciation	11,385	9,085
Net Book Value	$ 2,366	$ 4,666
Estimated useful life	3 years	3 years
Software [Member]
Cost	$ 19,061	$ 19,061
Accumulated Depreciation	19,061	17,154
Net Book Value	$ 0	$ 1,907
Estimated useful life	5 years	5 years
Construction in Process [Member]
Cost	$ 873,111	$ 970,847
Accumulated Depreciation	0	0
Net Book Value	$ 846,285	$ 970,847